Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus performance
Pay versus performance table
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation and certain financial performance of the Company. For further information concerning Verizon’s variable pay-for-performance
philosophy and how Verizon aligns executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis beginning on page
2
5.

Year (a)	Summary Compensation table total for CEO 1 ($) (b)	Compensation Actually Paid to CEO 2 ($) (c)	Average Summary Compensation table total for non-CEO named executive officers 3 ($) (d)	Average Compensation Actually Paid to non-CEO named executive officers 4 ($) (e)	Value of initial fixed $100 investment based on:		Net income 7 ($ in millions) (h)	Company Selected Measure: Adjusted EPS 8 ($) (i)
					Total shareholder return 5 ($) (f)	Peer group total shareholder return 6 ($) (g)

2022	19,832,750	9,173,486	9,782,141	6,405,568	73.88	90.34	21,748	5.18

2021	20,342,871	10,522,628	9,282,312	4,091,712	92.36	150.27	22,618	5.50

2020	19,097,582	20,279,502	8,546,205	9,203,481	99.88	123.61	18,348	5.10

1	The amounts in this column are the amounts of total compensation reported for Mr. Vestberg for each corresponding year in the “Total” column of the Summary Compensation table on page 42.

2
The amounts in this column represent the amount of “Compensation Actually Paid” to Mr. Vestberg, as computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Vestberg during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Vestberg’s total compensation for each year to determine the “Compensation Actually Paid”:

Year	Reported Summary Compensation table total for CEO ($)	Reported value of equity awards a ($)	Equity award adjustments b ($)	Reported change in the actuarial present value of pension benefits c ($)	Pension benefit adjustments ($)	Compensation Actually Paid to CEO ($)

2022	19,832,750	14,500,057	3,840,793	0	0	9,173,486

2021	20,342,871	14,500,057	4,679,814	0	0	10,522,628

2020	19,097,582	13,300,074	14,481,994	0	0	20,279,502

a
This column reflects the grant date fair value of equity awards, which are the total of the amounts reported in the “Stock awards” and “Option awards” columns in the Summary Compensation table for the applicable year.

b
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year end fair value of equity awards granted in the year and outstanding and unvested as of the end of the year ($)	Change in fair value of equity awards granted in prior years and outstanding and unvested as of the end of the year ($)	Fair value as of vesting date of equity awards granted and vested in the year ($)	Change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)

2022	10,871,633	(6,577,872)	0	(452,969)	0	0	3,840,793

2021	12,793,858	(3,570,518)	0	(4,543,526)	0	0	4,679,814

2020	13,776,962	(33,245)	0	738,276	0	0	14,481,994

c
The amounts included in this column are the amounts reported in “Change in pension and nonqualified deferred compensation” column of the Summary Compensation table for each applicable year. Mr. Vestberg is not eligible for pension benefits.

3
The amounts in this column represent the average of the amounts reported for the Company’s named executive officers as a group (excluding Mr. Vestberg, who has served as our CEO since 2018) in the “Total” column of the Summary Compensation table in each applicable year. The names of each of the named executive officers (excluding Mr. Vestberg) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Messrs. Ellis, Malady, Sampath and Silliman, and Mses. Erwin and Brouillette; (ii) for 2021, Messrs. Ellis and Malady, Ronan Dunne and K. Guru Gowrappan, and Ms. Erwin; and (iii) for 2020, Messrs. Ellis, Dunne and Gowrappan, and Ms. Erwin.

4
The amounts in this column represent the average amount of “Compensation Actually Paid” to the named executive officers as a group (excluding Mr. Vestberg), as computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Vestberg) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Vestberg) for each year to determine the “Compensation Actually Paid”, using the same methodology described above in Note 2:

Year	Average reported Summary Compensation table total for non-CEO named executive officers ($)	Average reported value of equity awards ($)	Average equity award adjustments a ($)	Average reported change in the actuarial present value of pension benefits ($)	Average pension benefit adjustments ($)	Average Compensation Actually Paid to non-CEO named executive officers ($)

2022	9,782,141	6,833,403	3,456,829	0	0	6,405,568

2021	9,282,312	6,510,037	1,319,470	33	0	4,091,712

2020	8,546,205	6,125,043	6,798,961	16,642	0	9,203,481

a	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average year end fair value of equity awards granted in the year and outstanding and unvested as of the end of the year ($)	Average change in fair value of equity awards granted in prior years and outstanding and unvested as of the end of the year ($)	Average fair value as of vesting date of equity awards granted and vested in the year ($)	Average change in fair value of equity awards granted in prior years that vested in the year ($)	Average fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Average value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total average equity award adjustments ($)

2022	5,138,130	(1,483,883)	0	(197,419)	0	0	3,456,829

2021	4,859,383	(1,048,432)	0	(1,938,114)	(553,367)	0	1,319,470

2020	6,344,668	(9,872)	0	464,165	0	0	6,798,961

5
Cumulative total shareholder return (TSR) is calculated by dividing (i) the sum of (a) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (b) the difference between the Company’s share price at the end and the beginning of the measurement period, by (ii) the Company’s share price at the beginning of the measurement period.

6
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P 500 Telecommunications Services Index, which is the peer group used in the Company’s 2022 Annual Report on Form
10-K
for purposes of the stock performance graph pursuant to Item 201(e) of Regulation
S-K.

7	The amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

8	Adjusted EPS is calculated by excluding from the calculation of reported EPS the effect of special items.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote [Text Block]	The amounts in this column represent the average of the amounts reported for the Company’s named executive officers as a group (excluding Mr. Vestberg, who has served as our CEO since 2018) in the “Total” column of the Summary Compensation table in each applicable year. The names of each of the named executive officers (excluding Mr. Vestberg) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Messrs. Ellis, Malady, Sampath and Silliman, and Mses. Erwin and Brouillette; (ii) for 2021, Messrs. Ellis and Malady, Ronan Dunne and K. Guru Gowrappan, and Ms. Erwin; and (iii) for 2020, Messrs. Ellis, Dunne and Gowrappan, and Ms. Erwin.
Peer Group Issuers, Footnote [Text Block]	The peer group used for this purpose is the S&P 500 Telecommunications Services Index, which is the peer group used in the Company’s 2022 Annual Report on Form
10-K
for purposes of the stock performance graph pursuant to Item 201(e) of Regulation
S-K.

PEO Total Compensation Amount	$ 19,832,750	$ 20,342,871	$ 19,097,582
PEO Actually Paid Compensation Amount	$ 9,173,486	10,522,628	20,279,502
Adjustment To PEO Compensation, Footnote [Text Block]	The amounts in this column represent the amount of “Compensation Actually Paid” to Mr. Vestberg, as computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Vestberg during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Vestberg’s total compensation for each year to determine the “Compensation Actually Paid”:

Year	Reported Summary Compensation table total for CEO ($)	Reported value of equity awards a ($)	Equity award adjustments b ($)	Reported change in the actuarial present value of pension benefits c ($)	Pension benefit adjustments ($)	Compensation Actually Paid to CEO ($)

2022	19,832,750	14,500,057	3,840,793	0	0	9,173,486

2021	20,342,871	14,500,057	4,679,814	0	0	10,522,628

2020	19,097,582	13,300,074	14,481,994	0	0	20,279,502

a
This column reflects the grant date fair value of equity awards, which are the total of the amounts reported in the “Stock awards” and “Option awards” columns in the Summary Compensation table for the applicable year.

b
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year end fair value of equity awards granted in the year and outstanding and unvested as of the end of the year ($)	Change in fair value of equity awards granted in prior years and outstanding and unvested as of the end of the year ($)	Fair value as of vesting date of equity awards granted and vested in the year ($)	Change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)

2022	10,871,633	(6,577,872)	0	(452,969)	0	0	3,840,793

2021	12,793,858	(3,570,518)	0	(4,543,526)	0	0	4,679,814

2020	13,776,962	(33,245)	0	738,276	0	0	14,481,994

c
The amounts included in this column are the amounts reported in “Change in pension and nonqualified deferred compensation” column of the Summary Compensation table for each applicable year. Mr. Vestberg is not eligible for pension benefits.

Non-PEO NEO Average Total Compensation Amount	$ 9,782,141	9,282,312	8,546,205
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,405,568	4,091,712	9,203,481
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The amounts in this column represent the average amount of “Compensation Actually Paid” to the named executive officers as a group (excluding Mr. Vestberg), as computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Vestberg) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Vestberg) for each year to determine the “Compensation Actually Paid”, using the same methodology described above in Note 2:

Year	Average reported Summary Compensation table total for non-CEO named executive officers ($)	Average reported value of equity awards ($)	Average equity award adjustments a ($)	Average reported change in the actuarial present value of pension benefits ($)	Average pension benefit adjustments ($)	Average Compensation Actually Paid to non-CEO named executive officers ($)

2022	9,782,141	6,833,403	3,456,829	0	0	6,405,568

2021	9,282,312	6,510,037	1,319,470	33	0	4,091,712

2020	8,546,205	6,125,043	6,798,961	16,642	0	9,203,481
a	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average year end fair value of equity awards granted in the year and outstanding and unvested as of the end of the year ($)	Average change in fair value of equity awards granted in prior years and outstanding and unvested as of the end of the year ($)	Average fair value as of vesting date of equity awards granted and vested in the year ($)	Average change in fair value of equity awards granted in prior years that vested in the year ($)	Average fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Average value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total average equity award adjustments ($)

2022	5,138,130	(1,483,883)	0	(197,419)	0	0	3,456,829

2021	4,859,383	(1,048,432)	0	(1,938,114)	(553,367)	0	1,319,470

2020	6,344,668	(9,872)	0	464,165	0	0	6,798,961

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid versus total shareholder return
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid versus net income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid versus adjusted EPS
Tabular List [Table Text Block]
For 2022, the most important financial performance measures we used to link executive “Compensation Actually Paid” to the named executive officers to Verizon’s performance are as follows, which are described in more detail in the Compensation Discussion and Analysis and are the performance metrics the Committee chose for Company’s 2022 Long-Term Plan and Short-Term Plan:

•	Adjusted EPS

•	Service and other revenue

•	Free cash flow

•	Relative TSR

•	Adjusted operating income

•	Cash flow from operations

Total Shareholder Return Amount	$ 73.88	92.36	99.88
Peer Group Total Shareholder Return Amount	90.34	150.27	123.61
Net Income (Loss)	$ 21,748,000,000	$ 22,618,000,000	$ 18,348,000,000
Company Selected Measure Amount	5.18	5.5	5.1
PEO Name	Mr. Vestberg
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Non-GAAP Measure Description [Text Block]	Adjusted EPS is calculated by excluding from the calculation of reported EPS the effect of special items.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Service and other revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Free cash flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted operating income
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Cash flow from operations
PEO [Member] | Reported value of equity awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (14,500,057)	$ (14,500,057)	$ (13,300,074)
PEO [Member] | Equity award adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,840,793	4,679,814	14,481,994
PEO [Member] | Reported change in the actuarial present value of pension benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Pension benefit adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Year end fair value of equity awards granted in the year and outstanding and unvested as of the end of the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,871,633	12,793,858	13,776,962
PEO [Member] | Change in fair value of equity awards granted in prior years and outstanding and unvested as of the end of the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,577,872)	(3,570,518)	(33,245)
PEO [Member] | Fair value as of vesting date of equity awards granted and vested in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in fair value of equity awards granted in prior years that vested in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(452,969)	(4,543,526)	738,276
PEO [Member] | Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Total equity award adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,840,793	4,679,814	14,481,994
Non-PEO NEO [Member] | Average reported value of equity awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,833,403	6,510,037	6,125,043
Non-PEO NEO [Member] | Average equity award adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,456,829	1,319,470	6,798,961
Non-PEO NEO [Member] | Average reported change in the actuarial present value of pension benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	33	16,642
Non-PEO NEO [Member] | Average pension benefit adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Average year end fair value of equity awards granted in the year and outstanding and unvested as of the end of the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,138,130	4,859,383	6,344,668
Non-PEO NEO [Member] | Average change in fair value of equity awards granted in prior years and outstanding and unvested as of the end of the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,483,883)	(1,048,432)	(9,872)
Non-PEO NEO [Member] | Average fair value as of vesting date of equity awards granted and vested in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Average change in fair value of equity awards granted in prior years that vested in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(197,419)	(1,938,114)	464,165
Non-PEO NEO [Member] | Average fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(553,367)	0
Non-PEO NEO [Member] | Average value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Total average equity award adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,456,829	$ 1,319,470	$ 6,798,961